Expenses by nature and function (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of expenses by nature and function

	2025	2024	2023

Classification by nature:
Raw materials other inputs	(54,785)	(58,447)	(54,602)
Personnel expenses	(4,278)	(4,143)	(3,599)
Outsourced services	(2,833)	(3,115)	(3,094)
Depreciation and amortization	(4,673)	(4,950)	(5,206)
Freights	(4,011)	(4,165)	(4,134)
Idle industrial plants	(488)	(624)	(503)
Geological event in Alagoas (Note 23)	(320)	(2,123)	(2,193)
Industrial transformation in Alagoas (Note 1)	(781)
Impairment - CGU Braskem Idesa (Note 12 (b))	(1,446)
Other income (i)	3,213	978	1,769
Other expenses	(2,131)	(1,880)	(1,806)
Total	(72,533)	(78,469)	(73,368)

Classification by function:
Cost of products sold	(69,161)	(71,414)	(67,548)
Selling and distribution	(2,067)	(1,991)	(1,916)
(Loss for) Reversal of impairment of trade accounts receivable and others from clients	(125)	108	(83)
General and administrative	(2,615)	(2,639)	(2,472)
Research and development	(460)	(463)	(383)
Other income (i)	3,213	978	1,769
Other expenses (ii)	(1,318)	(3,048)	(2,735)
Total	(72,533)	(78,469)	(73,368)

(i)       In 2025, mainly refers to: (i) the recognition of tax credits related to Cide-Fuels paid from the PIS/COFINS amounts due on gasoline sales totaling R$ 1,670 (Note 9); (ii) the recognition of remaining PIS and COFINS credits totaling R$ 293, related to the exclusion of ICMS from the calculation base of these contributions; (iii) the recognition of PIS and COFINS credits totaling R$ 465 related to the REIQ, calculated in accordance with current legislation, which may be offset against federal taxes, subject to applicable deadlines and legal conditions; and (iv) the write-off of withholding tax in the amount of R$ 161 by Braskem Netherlands, related to the concepts of international tax reform (Pillar Two). In 2024, it refers mainly to the gain from the sale of control of Cetrel.

(ii)       In 2025, mainly refers to the impairment of goodwill in the amount of R$ 192, as detailed in Note 1, as well as to the result of the disposal of assets related to receivables and investment fund units, with the recognition of R$ 208 under Other expenses and R$ 108 under Other financial income in the financial result (see Note 28). Expenses related to the geological event in Alagoas represented R$ 324 in 2025 (2024: R$ 2,123).